Post-employment benefit plans - Healthcare Cost Trend Rates and Sensitivity Analysis (Details) $ in Millions	12 Months Ended
Dec. 31, 2023 CAD ($)
Actuarial assumption of medical cost trend rates
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Percentage of reasonably possible decrease in actuarial assumption	1.00%
Percentage of reasonably possible increase in actuarial assumption	1.00%
Impact on net post-employment benefit plans cost, increase in assumption	$ 3
Impact on net post-employment benefit plans cost, decrease in assumption	(3)
Impact on post-employment benefit obligation, increase in assumption	64
Impact on post-employment benefit obligation, decrease in assumption	$ (47)
Actuarial assumption of discount rates
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Percentage of reasonably possible increase in actuarial assumption	0.50%
Impact on net post-employment benefit plans cost, increase in assumption	$ (83)
Impact on net post-employment benefit plans cost, decrease in assumption	78
Impact on post-employment benefit obligation, increase in assumption	(1,146)
Impact on post-employment benefit obligation, decrease in assumption	$ 1,255
Actuarial assumption of expected rates of inflation
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Percentage of reasonably possible increase in actuarial assumption	0.50%
Impact on net post-employment benefit plans cost, increase in assumption	$ 55
Impact on net post-employment benefit plans cost, decrease in assumption	(46)
Impact on post-employment benefit obligation, increase in assumption	1,007
Impact on post-employment benefit obligation, decrease in assumption	(822)
Actuarial assumption of life expectancy
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Impact on net post-employment benefit plans cost, increase in assumption	38
Impact on net post-employment benefit plans cost, decrease in assumption	(39)
Impact on post-employment benefit obligation, increase in assumption	714
Impact on post-employment benefit obligation, decrease in assumption	$ (735)
Duration of reasonably possible decrease in actuarial assumptions	1 year
Duration of reasonably possible increase in actuarial assumption	1 year